Shareholder Report, Line Graph (Details) - USD ($)				7 Months Ended	11 Months Ended	12 Months Ended		19 Months Ended	23 Months Ended	24 Months Ended	31 Months Ended	36 Months Ended	43 Months Ended	48 Months Ended	55 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 27, 2024	Jun. 30, 2021	Jan. 31, 2016	Jan. 31, 2022	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2017	Jan. 31, 2023	Jan. 31, 2026	Jan. 31, 2018	Jan. 31, 2024	Jan. 31, 2019	Jan. 31, 2025	Jan. 31, 2020	Jan. 31, 2026	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2026
C000227329
Account Value [Line Items]
Line Graph and Table Measure Name						Channing Intrinsic Value Small-Cap Fund - I
Accumulated Value		$ 100,000		$ 97,972				$ 93,345			$ 97,755		$ 114,055		$ 130,945
C000248358
Account Value [Line Items]
Line Graph and Table Measure Name						Regan Floating Rate MBS ETF
Accumulated Value	$ 10,000				$ 10,648				$ 11,229
C000074420
Account Value [Line Items]
Line Graph and Table Measure Name						Summitry Equity Fund
Accumulated Value			$ 10,000				$ 12,021			$ 14,206		$ 13,396		$ 15,560		$ 17,514	$ 21,844	$ 19,795	$ 24,092	$ 31,338	$ 33,217
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000		102,743				94,273			112,324		141,883		163,623
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Mortgage Backed Securities Index
Accumulated Value	10,000				10,446				11,331
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000				$ 12,004			$ 15,174		$ 14,823		$ 18,037		$ 21,148	$ 26,074	$ 23,932	$ 28,914	$ 36,541	$ 42,515
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		$ 100,000		$ 95,342				$ 94,843			$ 94,753		$ 109,461		$ 129,050
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000				$ 10,395				$ 11,107